Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated condensed financial statements as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly our financial position and results of operations and cash flows. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period or future year.

Use of Estimates

Use of Estimates

The preparation of the consolidated condensed financial statements in conformity with accounting principles generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated condensed financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an on-going basis, we evaluate our estimates including those related to revenue recognition, the allowance for bad debts, derivatives and hedging activities, income taxes including the valuation allowance for deferred tax assets, valuation of long-lived assets, self-insurance reserves, contingencies, litigation and restructuring liabilities, and goodwill and other intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ materially from these estimates under different assumptions or conditions.

Foreign Currency Translation and Derivative Instruments

Foreign Currency Translation and Derivative Instruments

The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as “Other expenses, net.”

We account for derivative financial instruments utilizing the authoritative guidance in ASC 815, Derivatives and Hedging. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

All derivatives, including foreign currency forward contracts, are recognized in “Other current assets” or “Other current liabilities” on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in “Accumulated other comprehensive loss,” until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within “Direct cost of revenue.” Cash flows from the derivative contracts are classified within “Cash flows from operating activities.” Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

Changes in fair value of derivatives not designated as cash flow hedges are reported in “Other expenses, net.” Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in “Other expenses, net.”

We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge’s inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At March 31, 2013, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

As of March 31, 2013 and December 31, 2012, we had approximately $259,657 and $206,535, respectively, of foreign exchange risk hedged using forward exchange contracts. As of March 31, 2013, the forward exchange contracts we held were comprised of $187,155 of contracts determined to be effective cash flow hedges and $72,502 of contracts for which we elected not to apply hedge accounting.

As of March 31, 2013 and December 31, 2012, the fair market value of these derivative instruments designated as cash flow hedges reflected gains of $2,367 and $3,558, respectively. As of March 31, 2013 and December 31, 2012, the fair market value of derivatives for which we elected not to apply hedge accounting reflected losses of $219 and gains of $244, respectively. As of March 31, 2013 and December 31, 2012, $2,451 and $3,555 of unrealized gains, respectively, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of March 31, 2013 and December 31, 2012, included in other current assets is $374 and $586, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

For the three months ended March 31, 2013 and 2012, the Company had realized net losses of $100 and net gains of $2,006, respectively, on hedges for which the Company elected to not apply hedge accounting. For the three months ended March 31, 2013 and 2012, the Company realized net gains of $1,178 and $33, respectively, on hedges which were deemed effective cash flow hedges.

Foreign Currency Translation and Derivative Instruments

        The assets and liabilities of our foreign subsidiaries, whose functional currency is their local currency, are translated at the exchange rate in effect on the reporting date, and income and expenses are translated at the average exchange rate during the period. The net effect of translation gains and losses is not included in determining net income (loss), but is reflected in accumulated other comprehensive income (loss) as a separate component of stockholders' equity until the sale or until the liquidation of the net investment in the foreign subsidiary. Foreign currency transaction gains and losses are included in determining net income (loss), and are categorized as "Other income (expense)".

        We account for financial derivative instruments utilizing the authoritative guidance. We generally utilize forward contracts expiring within one to 18 months to reduce our foreign currency exposure due to exchange rate fluctuations on forecasted cash flows denominated in non-functional foreign currencies. Upon proper designation, certain of these contracts are accounted for as cash-flow hedges, as defined by the authoritative guidance. These contracts are entered into to protect against the risk that the value of the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates. In using derivative financial instruments to hedge exposures to changes in exchange rates, we expose ourselves to counterparty credit risk. We do not believe that we are exposed to a concentration of credit risk with our derivative financial instruments as the counterparties are well established institutions and counterparty credit risk information is monitored on an ongoing basis.

        All derivatives, including foreign currency forward contracts, are recognized in "Other current assets" or "Other current liabilities" on the balance sheet at fair value. Fair values for our derivative financial instruments are based on quoted market prices of comparable instruments or, if none are available, on pricing models or formulas using current market and model assumptions. On the date the derivative contract is entered into, we determine whether the derivative contract should be designated as a cash flow hedge. Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are recorded in "Accumulated other comprehensive income (loss)", until the forecasted underlying transactions occur. To date we have not experienced any hedge ineffectiveness of our cash flow hedges that we intended to be effective. Any realized gains or losses resulting from the cash flow hedges are recognized together with the hedged transaction within "Direct cost of revenue". Cash flows from the derivative contracts are classified within "Cash flows from operating activities". Ineffectiveness is measured based on the change in fair value of the forward contracts and the fair value of the hypothetical derivatives with terms that match the critical terms of the risk being hedged.

        We may also enter into derivative contracts that are intended to economically hedge certain risks, even though we do not qualify for or elect not to apply hedge accounting as defined by the authoritative guidance.

        Changes in fair value of derivatives not designated as cash flow hedges are reported in "Other income (expense)". Upon settlement of the derivatives not qualifying as cash flow hedges, a gain or loss is reported in "Other income (expense)".

        We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedging activities. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. We also formally assess, both at the hedge's inception and on an ongoing basis (as required), whether the derivatives that are used in cash flow hedging transactions are highly effective in offsetting changes in cash flows of hedged items on a prospective and retrospective basis. When it is determined that a derivative is not highly effective as a cash flow hedge or that it has ceased to be a highly effective hedge or if a forecasted transaction is no longer probable of occurring, we discontinue hedge accounting prospectively. At December 31, 2012, all hedges were determined to be highly effective, except for certain hedges where we elect not to apply hedge accounting as defined by the authoritative guidance.

        Our hedging program has been effective in all periods presented and the amount of hedge ineffectiveness has not been material.

        As of December 31, 2012 and 2011, we had approximately $206,535 and $216,491, respectively, of foreign exchange risk hedged using forward exchange contracts. As of December 31, 2012, the forward exchange contracts we held were comprised of $167,140 of contracts determined to be effective cash flow hedges and $39,395 of contracts for which we elected not to apply hedge accounting.

        As of December 31, 2012, 2011, and 2010, the fair market value of these derivative instruments designated as cash flow hedges reflected a gain of $3,558, a loss of $2,424, and a gain of $5,358, respectively. As of December 31, 2012, 2011, and 2010, the fair market value of derivatives for which we elected not to apply hedge accounting reflected a gain of $244, a loss of $1,078, and a gain of $373, respectively. As of December 31, 2012, $3,555 of unrealized gains, may be reclassified from other comprehensive income to earnings within the next 12 months based on current foreign exchange rates. As of December 31, 2012 and 2011, included in other current assets is $586 and included in other current liabilities is $84, respectively, of fair market value of derivatives designated as cash flow hedges that were acquired from a commercial bank in which one of our financial sponsors owns a non-controlling interest.

        For the years ended December 31, 2012, 2011, and 2010, the Company had realized a net gain of $2,114, net loss of $2,878, and a net gain of $1,041, respectively, on hedges for which the Company elected to not apply hedge accounting. For the years ended December 31, 2012, 2011, and 2010, the Company realized net gains of $2,256, $4,416, and $1,986, respectively, on hedges which were deemed effective cash flow hedges. During the years ended December 31, 2012, 2011, and 2010, the Company realized no gain, and gains of $298, and $5,945 respectively, on hedges which were previously determined to be effective cash flow hedges.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	March 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$2,148	$—	$2,148	$—
Total	$2,148	$—	$2,148	$—

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—
Total	$3,802	$—	$3,802	$—

The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

At March 31, 2013, the fair value of our long term debt was $239,430. The fair value of our long term debt is determined from financial market quotations.

Fair Value of Financial Instruments

        The following table presents information about our assets and liabilities and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$3,802	$—	$3,802	$—

Total	$3,802	$—	$3,802	$—

	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable (Level 3)
Description
Forward exchange contracts	$(3,502)	$—	$(3,502)	$—

Total	$(3,502)	$—	$(3,502)	$—

        The fair values of our forward exchange contracts are determined through market, observable and corroborated sources.

        The carrying amounts reflected in the consolidated balance sheets for other current assets, accounts payable, and other liabilities approximate fair value due to their short-term maturities. To the extent we have any outstanding borrowings under our revolving credit facility, the fair value would approximate its reported value because the interest rate is variable and reflects current market rates.

        At December 31, 2012, the fair value of our long term debt was $210,000. The fair value of our long term debt is determined from financial market quotations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance adding new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). We implemented these requirements in the first quarter of 2013. The guidance is intended to help entities improve the transparency of changes in other comprehensive income (“OCI”) and items reclassified out of AOCI in financial statements. It does not amend any existing requirements for reporting net income or OCI in financial statements. The implementation of the guidance did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") amended its guidance to converge fair value measurement and disclosure guidance in U.S. GAAP with International Financial Reporting Standards ("IFRS"). IFRS is a comprehensive series of accounting standards published by the International Accounting Standards Board. The amendment changes the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The FASB does not intend for the amendment to result in a change in the application of the requirements in the current authoritative guidance. The amendment became effective prospectively for the Company's interim period ended March 31, 2012. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

              In July 2012, the FASB issued new accounting guidance that simplifies the impairment test for indefinite-lived intangible assets other than goodwill. The new guidance gives the option to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative valuation test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after September 15, 2012. The Company adopted this accounting guidance during the fourth quarter of 2012 and this adoption did not have a material impact on the Company's financial position, results of operations or cash flows.